Property and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [table]
Impairment loss	€ 33	€ 52
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [table]
Purchase price	910	948
Property plant equipment, revalued	€ 403	€ 435